Net Operating Revenue	6 Months Ended
Jun. 30, 2025
Net Operating Revenue [Abstract]
Net operating revenue

Note 17. Net operating revenue

The Group recognizes operating revenue from its B2B SaaS platform where revenues are disaggregated as SaaS platform subscription services, and data analytics service, set-up and other services. Revenues are recorded net of applicable municipal service taxes (ISS) and federal vat (PIS and COFINS) taxes, as well as contract cancellations and returns.

Below is a summary of net operating revenue for the six-month periods ended June 30, 2025, and 2024:

	June 30, 2025	June 30, 2024
Gross operating revenue	105,600	98,582
Revenue deductions:
Cancellations and returns	(1,148)	(828)
Taxes on services	(6,276)	(5,600)
Total revenue deductions	(7,424)	(6,428)
Net operating revenue	98,176	92,154

Disaggregation of net operating revenue for the six-month periods ended June 30, 2025, and 2024, is as follows:

	June 30, 2025	June 30, 2024
Platform subscription service	96,926	89,651
Cancellations, returns and taxes on services	(6,679)	(5,735)
Revenue from platform subscription service	90,247	83,916
Data analytics service	5,667	4,272
Cancellations, returns and taxes on services	(586)	(488)
Revenue from data analytics service	5,081	3,784
Set-up and service	2,433	4,146
Cancellations, returns and taxes on services	(126)	(173)
Revenue from set-up and service	2,307	3,973
Other revenue	574	510
Cancellations, returns and taxes on services	(33)	(29)
Other revenue	541	481
Total net operating revenue	98,176	92,154

Contract assets and deferred revenue related to contracts with customers

The Group has recognized the following contract assets (included within trade accounts receivable) and deferred revenue related to contracts with customers.

The contract asset activity as of June 30, 2025, and December 31, 2024, is as follows:

At January 1, 2024	4,862
Decrease from transfers to accounts receivable	(4,798)
Increase from changes based on work in progress	4,672
At December 31, 2024	4,736
Decrease from transfers to accounts receivable	(4,736)
Increase from changes based on work in progress	1,282
At June 30, 2025	1,282

The deferred revenue activity as of June 30, 2025, and December 31, 2024, is as follows:

At January 1, 2024	3,145
Increase in deferred revenue in the current year	24,095
Revenue recognized during the current year	(23,501)
At December 31, 2024	3,739
Increase in deferred revenue in the current period	5,850
Revenue recognized during the current period	(5,268)
At June 30, 2025	4,321